Quarterly Holdings Report
for

Fidelity Advisor Freedom® 2065 Fund

June 30, 2020

AFF65-QTLY-0820
1.9895824.101

Schedule of Investments June 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 51.8%
	Shares	Value
Fidelity Advisor Series Equity Growth Fund (a)	34,304	$555,726
Fidelity Advisor Series Growth Opportunities Fund (a)	24,368	383,308
Fidelity Advisor Series Small Cap Fund (a)	23,905	251,723
Fidelity Series All-Sector Equity Fund (a)	24,700	238,848
Fidelity Series Commodity Strategy Fund (a)	57,471	220,688
Fidelity Series Large Cap Stock Fund (a)	62,154	874,503
Fidelity Series Large Cap Value Index Fund (a)	8,608	94,606
Fidelity Series Opportunistic Insights Fund (a)	26,853	517,184
Fidelity Series Small Cap Opportunities Fund (a)	25,380	310,392
Fidelity Series Stock Selector Large Cap Value Fund (a)	53,468	556,063
Fidelity Series Value Discovery Fund (a)	48,526	567,752
TOTAL DOMESTIC EQUITY FUNDS
(Cost $4,486,201)		4,570,793

International Equity Funds - 40.6%
Fidelity Series Canada Fund (a)	21,464	204,763
Fidelity Series Emerging Markets Fund (a)	15,519	132,684
Fidelity Series Emerging Markets Opportunities Fund (a)	62,519	1,198,484
Fidelity Series International Growth Fund (a)	36,319	622,501
Fidelity Series International Small Cap Fund (a)	11,156	178,268
Fidelity Series International Value Fund (a)	74,032	622,608
Fidelity Series Overseas Fund (a)	60,099	620,217
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $3,483,805)		3,579,525

Bond Funds - 6.2%
Fidelity Series Emerging Markets Debt Fund (a)	6,072	54,462
Fidelity Series Floating Rate High Income Fund (a)	1,443	12,442
Fidelity Series High Income Fund (a)	7,021	61,992
Fidelity Series Inflation-Protected Bond Index Fund (a)	16,810	175,667
Fidelity Series International Credit Fund (a)	397	4,062
Fidelity Series Long-Term Treasury Bond Index Fund (a)	19,339	200,930
Fidelity Series Real Estate Income Fund (a)	3,925	37,913
TOTAL BOND FUNDS
(Cost $533,114)		547,468

Short-Term Funds - 1.4%
Fidelity Cash Central Fund 0.12% (b)	195	195
Fidelity Series Government Money Market Fund 0.25% (a)(c)	98,064	98,064
Fidelity Series Short-Term Credit Fund (a)	2,422	24,754
TOTAL SHORT-TERM FUNDS
(Cost $122,741)		123,013
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $8,625,861)		8,820,799
NET OTHER ASSETS (LIABILITIES) - 0.0%		(1,309)
NET ASSETS - 100%		$8,819,490

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$339,223	$148,070	$50,564	$--	$1,253	$117,744	$555,726
Fidelity Advisor Series Growth Opportunities Fund	223,605	103,426	49,669	--	1,680	104,266	383,308
Fidelity Advisor Series Small Cap Fund	159,728	71,011	24,186	--	(2,613)	47,783	251,723
Fidelity Series All-Sector Equity Fund	154,360	64,006	18,562	--	(1,325)	40,369	238,848
Fidelity Series Canada Fund	126,311	70,344	13,596	--	(3,592)	25,296	204,763
Fidelity Series Commodity Strategy Fund	201,905	64,590	55,427	--	(7,766)	17,386	220,688
Fidelity Series Emerging Markets Debt Fund	38,924	14,098	3,463	656	(531)	5,434	54,462
Fidelity Series Emerging Markets Fund	72,011	49,967	7,432	--	(1,457)	19,595	132,684
Fidelity Series Emerging Markets Opportunities Fund	666,838	415,774	67,135	--	(11,167)	194,174	1,198,484
Fidelity Series Floating Rate High Income Fund	9,197	3,381	838	128	(93)	795	12,442
Fidelity Series Government Money Market Fund 0.25%	204,105	94,294	200,335	143	--	--	98,064
Fidelity Series High Income Fund	45,654	17,044	4,190	784	(267)	3,751	61,992
Fidelity Series Inflation-Protected Bond Index Fund	125,650	61,240	16,332	80	59	5,050	175,667
Fidelity Series International Credit Fund	2,999	1,106	280	23	(15)	252	4,062
Fidelity Series International Growth Fund	492,638	139,237	102,962	--	338	93,250	622,501
Fidelity Series International Small Cap Fund	118,950	46,959	12,806	--	(873)	26,038	178,268
Fidelity Series International Value Fund	444,926	157,906	68,152	--	(11,806)	99,734	622,608
Fidelity Series Large Cap Stock Fund	586,850	242,921	64,768	--	(7,316)	116,816	874,503
Fidelity Series Large Cap Value Index Fund	60,178	32,185	6,549	--	(1,105)	9,897	94,606
Fidelity Series Long-Term Treasury Bond Index Fund	143,957	78,747	17,557	3,360	(339)	(3,878)	200,930
Fidelity Series Opportunistic Insights Fund	316,634	153,644	43,552	--	114	90,344	517,184
Fidelity Series Overseas Fund	432,031	161,436	65,864	--	(8,410)	101,024	620,217
Fidelity Series Real Estate Income Fund	25,680	10,666	2,627	475	(667)	4,861	37,913
Fidelity Series Short-Term Credit Fund	23,791	143	--	141	--	820	24,754
Fidelity Series Small Cap Opportunities Fund	200,839	90,209	25,670	--	(3,223)	48,237	310,392
Fidelity Series Stock Selector Large Cap Value Fund	373,687	171,451	51,319	--	(5,949)	68,193	556,063
Fidelity Series Value Discovery Fund	369,715	168,851	43,594	--	(4,702)	77,482	567,752
	$5,960,386	$2,632,706	$1,017,429	$5,790	$(69,772)	$1,314,713	$8,820,604

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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